Liquidity Risk	12 Months Ended
Dec. 31, 2023
Disclosure Of Liquidity Risk Exposure [Abstract]
Liquidity Risk	Liquidity risk

Overview
Liquidity risk is the risk that we do not have sufficient liquid financial resources available to meet our obligations when they fall due, or we can only secure such resources at excessive cost.
In this section, we describe our sources and uses of liquidity and how we manage liquidity risk. We also analyse our key liquidity metrics, including our LCRs and our eligible liquidity pools.
We then explain our funding strategy and structure and we analyse our wholesale funding. Finally, we analyse how we have encumbered some of our assets to support our funding activities.
Key metrics LCR of 162% (2022: 163%) NSFR of 138% (2022: 137%) Wholesale funding with maturity <1 year £11.9bn (2022: £11.0bn) LCR eligible liquidity pool of £50.9bn (2022: £49.0bn)
OUR KEY LIQUIDITY RISKS (audited)
Through our Liquidity Risk Appetite (LRA) framework, we manage our funding or structural contingent and market liquidity risks wherever they arise. This can be in retail and corporate deposit outflows, wholesale secured and unsecured liquidity outflows and off-balance sheet activities. Other risks our framework covers include funding concentrations, intra-day cash flows, intra-group commitments and support, franchise retention and cross currency risk.
Our main sources of liquidity
Customer deposits finance most of our customer lending. Although these funds are mostly callable, in practice they give us a stable and predictable core of funding. This is due to the nature of retail accounts and the breadth of our retail customer relationships.
We have a strong wholesale funding investor base, diversified across product types and geographies. Through the wholesale markets, we have active relationships in many sectors including banks, other financial institutions, corporates, pensions and investment funds. We access the wholesale funding markets through the issuance of capital, senior unsecured debt, covered bonds, structured notes and short-term funding. We also access these markets through securitisations of certain assets of Santander UK plc and our operating subsidiaries. For more on our programmes, see Notes 14, 26 and 27 in the Consolidated
Financial Statements.
We generate funding on the strength of our own balance sheet, our own profitability and our own network of investors. In addition, we have access to UK
Government funding schemes. We comply with rules set by the PRA, other regulators, and Banco Santander standards. While we manage, consolidate and monitor liquidity risk centrally, we also manage and monitor it in the business area it comes from.
Our main uses of liquidity
Our main uses of liquidity are to fund our lending in Retail and Business Banking, Consumer Finance and Corporate & Commercial Banking, to pay interest and dividends, and to repay debt. Our ability to pay dividends depends on various factors. These include our regulatory capital needs, the level of our distributable reserves, and our financial performance. We also use liquidity to pay for business combinations.
LIQUIDITY RISK MANAGEMENT
Introduction
We manage liquidity risk on a consolidated basis in our CFO division, which is our centralised function for managing funding, liquidity and capital. We created our governance, oversight and control frameworks, and our LRA, on the same consolidated basis.
We also monitor and manage liquidity risk for the Santander UK plc group and SFS separately. Under this model, and the PRA’s liquidity rules, Santander UK plc and its subsidiary Cater Allen Limited form the RFB Domestic Liquidity Sub-group (the RFB DoLSub), which allows them to collectively meet regulatory requirements to manage liquidity risk. Each member of the RFB DoLSub will support the other by transferring surplus liquidity in times of stress.
We continue to transfer liquidity risks from the securities Santander UK Group Holdings plc issues, or the contracts it executes, into our subsidiaries largely through back-to-back transactions. We fund any mismatches, if needed, by ordinary share dividends from subsidiaries.
Risk appetite
Separate LRAs are in place for Santander UK plc group and SFS. These are appropriate to their individual business models and consistent with the strategy of
Santander UK Group Holdings plc.
Our LRA is based on the principles of liquidity management we use to manage our balance sheet. It also supports our need to meet or exceed regulatory rules. In line with our liquidity management principles, we avoid an over-reliance on funding from a single product, customer or counterparty. We also maintain enough unencumbered customer assets to support current and future funding and collateral requirements and maintain enough capacity to monetise liquid assets and other counterbalancing capacity on a timely basis.
Our LRA is proposed to the Risk division and the Board, which is then approved under advice from the Board Risk Committee. Our LRA, in the context of our overall Risk Appetite, is reviewed and approved by the Board each year, or more often if needed.
Risk measurement
We use a number of metrics to manage liquidity risk. These include metrics that show the difference between cash and collateral inflows and outflows in different periods. They also include structural metrics, such as our level of encumbered assets.
Ongoing business management
Within our framework of prudent funding and liquidity management, we manage our activities to our liquidity risk appetite. We have clear responsibilities for short-
term funding, medium-term funding, encumbrance, collateral and liquid asset management. This ensures we manage liquidity risks as part of our daily operations, strategy and planning.
Our liquidity management framework is split between short-term and strategic activities. Our short-term activities focus on intra-day collateral management and maintaining liquid assets to cover unexpected demands on cash in a stress, such as large and unexpected deposit withdrawals by customers and loss of wholesale funding. Our strategic activities focus on ensuring we are not over reliant on any one source for funding and that we avoid excessive concentrations in the maturity of our funding.
We regularly test the liquidity of our eligible liquidity pool, in line with PRA rules and Basel guidelines. We do this by realising some of the assets by repurchase or outright sale to the market. We make sure that over any 12-month period we realise a significant part of our eligible liquidity pool. As well as our eligible liquidity pool, we always hold a portfolio of unencumbered liquid assets. Our LRA and PRA requirements determine the size and composition of this portfolio. These assets give us a source of contingent liquidity, as we can realise some of them in a stress to create liquidity by repurchase or outright sale to the market.
Stress testing
Our liquidity stress testing framework is central to our LRA measurement and monitoring. To fit with our Risk Appetite, the liquidity outflows that come from these stress tests must be fully covered with high-quality liquid assets, other liquid assets and appropriate management actions.
Our Risk division runs a range of stress tests. Our LRA stress test consists of three tests that cover idiosyncratic, market-wide and combined scenarios.
Our other tests consider scenarios such as a global economic slowdown that results in reduced confidence in banks, a slowdown in a major economy or a decline in access to liquidity. These are considered on both an acute and protracted basis. We also run severe combined stress tests which look at both a deep and prolonged UK recession that results in a reduction in wholesale funding availability and an idiosyncratic shock that would lead to retail and commercial outflows.
We run climate change stresses, these include severe physical risks which result in a reduction in retail deposits, increased use of corporate lending facilities and an increase in mortgage defaults and a scenario where there is disorderly transition to net zero, resulting in supply shocks and data transparency concerns.
We also conduct sensitivity analysis and reverse stress testing for instant liquidity shocks by each key liquidity risk. We do this to understand the impacts they would have on our LRA and our regulatory liquidity metrics.
We monitor our LCR and our Net Stable Funding Ratio (NSFR) to ensure we continue to meet the requirements.
Risk mitigation (audited)
The Board aims to make our balance sheet resilient at all times and for it to be perceived as such by stakeholders. This preserves our short and long-term viability.
The Board recognises that as we are involved in maturity transformation, we cannot hold enough liquidity to cover all possible stress scenarios. The Board requires us to hold enough liquidity to make sure we will survive three plausible but severe stress scenarios (our LRA stress test, described above). We do this by maintaining a prudent balance sheet structure and approved liquid resources.
Recovery and Resolution framework
The CFO is the accountable SMF for recovery and resolution and the related work is managed by the CFO division. They are overseen by the Board Audit
Committee and the Board.
We review and refresh our recovery plan each year. It sets out the risks, the indicators we use to monitor those risks, and the actions that are available to mitigate capital, liquidity or combined stress event. We are confident that we have sufficient credible and executable options to respond to a wide range of stresses, be they market-wide or idiosyncratic, in a timely and effective manner. Recovery indicators are both qualitative and quantitative and we have embedded them into our risk frameworks. We monitor recovery capacity, headroom to recovery triggers and recovery indicators regularly. If needed, we would invoke recovery early to mitigate the effects of a stress and restore our financial position and balance sheet strength.
Our resolution capabilities are underpinned by comprehensive governance, testing and assurance arrangements, which seek to ensure that our resolution readiness is maintained and enhanced on an ongoing basis. In October 2023, we submitted our second resolvability self-assessment report to the PRA. This builds on the first self-assessment report submitted in October 2021, as summarised in our June 2022 resolvability public disclosure. The next resolvability public disclosures by the Bank of England and Santander UK are due in June 2024.
Risk monitoring and reporting (audited)
We monitor liquidity risk daily, weekly and monthly. We do this through different committees and levels of management, including ALCO and the BRC.
LIQUIDITY RISK REVIEW
Liquidity Coverage Ratio
This table shows our LCR at 31 December 2023 and 31 December 2022.

	2023	2022
LCR	£bn	£bn
Eligible liquidity pool (liquidity value)(1)	50.4	48.9
Net stress outflows	(31.1)	(30.0)
Surplus	19.3	18.9
Eligible liquidity pool as a percentage of anticipated net cash flows	162%	163%
(1)The liquidity value is calculated as applying an applicable haircut to the carrying value.
LCR eligible liquidity pool
This table shows the carrying value of our eligible liquidity pool assets at 31 December 2023 and 31 December 2022. It also shows the weighted average carrying value in the year.

	Carrying value						Weighted average carrying value in the year
	2023			2022			2023	2022
	Level 1	Level 2	Total	Level 1	Level 2	Total	Total	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	38.4	—	38.4	44.5	—	44.5	41.0	45.5
Government bonds	9.0	0.3	9.3	3.2	—	3.2	7.1	4.1
Supranational bonds and multilateral development banks	0.3	—	0.3	0.3	—	0.3	0.1	0.1
Covered bonds	1.2	1.0	2.2	0.1	0.9	1.0	1.7	0.9
Asset-backed securities	—	0.7	0.7	—	—	—	0.4	0.1
	48.9	2.0	50.9	48.1	0.9	49.0	50.3	50.7
Term duration in the LCR eligible liquidity pool is hedged with swaps to offset mark to market movements from interest rate changes. Currency analysis
This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2023 and 31 December 2022. The composition of the pool is consistent with the currency profile of our net liquidity outflows.

	US Dollar	Euro	Sterling	Other	Total
	£bn	£bn	£bn	£bn	£bn
2023	2.4	1.1	46.6	0.8	50.9
2022	0.8	1.3	46.9	—	49.0
Net Stable Funding Ratio (NSFR)

	2023	2022
	%	%
NSFR	138	137
2023 compared to 2022
We remain in a strong liquidity position. We hold sufficient liquid resources and have adequate governance and controls in place to manage the liquidity risks arising from our business and strategy. At 31 December 2023 and 31 December 2022, the LCR and NSFR significantly exceeded regulatory requirements.
FUNDING RISK MANAGEMENT
Funding strategy
Our funding strategy continues to be based on maintaining a conservatively structured balance sheet and diverse sources of funding to meet the needs of our business strategy and plans. The CFO Division maintains a funding plan that complies with the LRA and regulatory liquidity and capital requirements.
Most of our funding comes from customer deposits. We source the rest from a mix of secured and unsecured funding in the wholesale markets. Overall, this means that we do not rely too heavily on wholesale funds. We manage funding requirements by targeting a specific Liquidity Coverage Ratio, we ensure maturities are prefunded and capital/Minimum Requirements for Eligible Liabilities (MREL) requirements are prioritised. We also have checks and controls to limit our asset encumbrance from our secured funding operations.
As part of maintaining a diverse funding base, we raise funding in a number of currencies, including EUR and USD, and convert it into sterling through currency swaps to fund our commercial assets which are largely sterling denominated.
Our base of stable retail and corporate deposits is a key funding source for us. We leverage our large and diverse customer base to offer products that give us a long-term sustainable source of funding. We do this by focusing on building long-term relationships. At 31 December 2023, 86% of our total core retail customer liabilities were covered by the Financial Services Compensation Scheme (the FSCS).
Behavioural maturities
The contractual maturity of our balance sheet assets and liabilities highlights the maturity transformation that underpins the role of banks to lend long term, but to fund themselves mainly with shorter-term liabilities, like customer deposits. We do this by diversifying our funding operations across a wide customer base, both in numbers and by type of depositor. In practice, the behavioural profiles of many liabilities show more stability and longer maturity than their contractual maturity.
This is especially true of many retail and corporate deposits that, while they may be repayable on demand or at short notice, have shown good stability even in times of stress. We model behaviour profiles using our experience of customer behaviour. We use this data to determine the funds transfer pricing rates at which we reward and charge our business units for sources and uses of funds. We apply this rate until a customer changes to a different product or service offered by us or by one of our competitors.
We continue to maintain the quality of our retail, commercial and wholesale deposits. We aim to deepen our customer relationships across all customer segments.
We do this to lengthen the contractual and behavioural profile of our liability base.
Deposit funding
We mainly fund our Retail and Business Banking, Consumer Finance and Corporate & Commercial Banking activities by customer deposits. We fund the rest through wholesale markets.
Composition of wholesale funding
We are active in the wholesale markets and we have direct access to both money market and long-term investors through our funding programmes. This makes our wholesale funding well diversified by product, maturity, geography and currency. This includes currencies available across a range of channels from money markets, repo markets, senior unsecured, secured, medium-term and capital.
Santander UK plc is our main operating company issuer of senior unsecured debt, structured notes, short-term funding and covered bonds.
Santander UK Group Holdings plc is the issuer of capital and MREL/Total Loss Absorbing Capacity (TLAC) eligible senior unsecured debt. In line with the UK
CRR and the Bank of England Statement of Policy on MREL, resolution entities that are G-SIBs or are part of a G-SIB are required to hold a minimum amount of loss absorbing and recapitalisation capacity on an ongoing basis. The minimum requirement is the higher of (i) two times the sum of Pillar 1 and Pillar 2A; (ii) 18%
of RWAs; (iii) two times the minimum leverage ratio requirement; or (iv) 6.75% of leverage exposures.
Santander UK plc is subject to internal MREL as it meets the requirements of a material subsidiary of our ultimate parent Banco Santander SA.
We also access the wholesale markets through securitisations of certain assets of our operating subsidiaries. We also have access to UK Government funding schemes. Eligible collateral for these schemes includes all collateral that is eligible in the Bank of England’s Discount Window Facility. We ensure that enough collateral is placed and available at the Discount Window.
Issuance model and resolution
Banco Santander is a multiple point of entry resolution group. This means that should it fail, it would be split up into parts. Healthy parts might be sold or be kept as a residual group without their distressed sister companies. The resolution or recapitalisation of the distressed parts might be effected via ‘bail in’ of bonds that had been issued to the market by a regional intermediate holding company.
Santander UK is a single point of entry resolution group. This means that resolution would work downwards from the group’s holding company i.e. Santander UK
Group Holdings plc. Losses in subsidiaries would first be transferred up to Santander UK Group Holdings plc. If the holding company is bankrupt as a result, the group is deemed to be failing or likely to fail, it will be put into resolution. The ‘bail in’ tool is applied to the holding company, with the equity being written off and bonds written off or converted into equity as needed to recapitalise the group. Those bondholders would become the new owners, and the group would stay together.
Santander UK Group Holdings plc is the immediate holding company of Santander UK plc but does not guarantee its debts or other obligations. This structure is a
Bank of England recommended configuration which aims to ensure the activities of the operating company are not disrupted as the Santander UK group goes through resolution, thereby maintaining continuity of services for customers.
FUNDING RISK REVIEWOur funding strategy continues to be based on maintaining a conservatively structured balance sheet and diverse sources of funding to meet the needs of our business strategy and plans. The CFO Division maintains a funding plan that complies with our LRA and regulatory liquidity and capital requirements.
Reconciliation of wholesale funding to the balance sheet (audited)
This table reconciles our wholesale funding to our balance sheet at 31 December 2023 and 31 December 2022.

		Balance sheet line item
	Funding analysis	Deposits by banks(1)	Repurchas e agreement s - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments and non- controlling interests(2)
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	1.1	1.1	—	—	—	—	—
Certificates of deposit and commercial paper	4.3	—	—	—	4.3	—	—
Senior unsecured – public benchmark	12.9	—	—	—	12.9	—	—
–privately placed	0.8	—	—	0.6	0.2	—	—
Covered bonds	14.8	—	—	—	14.8	—	—
Securitisation and structured issuance	2.7	—	—	—	2.7	—	—
TFSME	17.0	17.0	—	—	—	—	—
Subordinated liabilities and equity	4.4	—	—	—	—	2.2	2.2
Total wholesale funding	58.0	18.1	—	0.6	34.9	2.2	2.2
Repos	8.4	—	8.4	—	—	—	—
Foreign exchange and hedge accounting	1.1	—	—	—	0.9	0.2	—
Other	2.6	2.3	—	0.3	—	—	—
Balance sheet total	70.1	20.4	8.4	0.9	35.8	2.4	2.2

2022
Deposits by banks	0.5	0.5	—	—	—	—	—
Certificates of deposit and commercial paper	4.7	—	—	—	4.7	—	—
Senior unsecured – public benchmark	14.4	—	—	—	14.4	—	—
–privately placed	0.6	—	—	0.4	0.2	—	—
Covered bonds	14.9	—	—	—	14.9	—	—
Securitisation and structured issuance	1.0	—	—	—	1.0	—	—
TFSME	25.0	25.0	—	—	—	—	—
Subordinated liabilities and equity	4.1	—	—	—	—	1.9	2.2
Total wholesale funding	65.2	25.5	—	0.4	35.2	1.9	2.2
Repos	8.0	—	8.0	—	—	—	—
Foreign exchange and hedge accounting	1.6	—	—	—	1.2	0.4	—
Other	3.4	3.0	—	0.4	—	—	—
Balance sheet total	78.2	28.5	8.0	0.8	36.4	2.3	2.2
(1)Consists of Perpetual Capital Securities (net of issuance costs). See Note 33 to the Consolidated Financial Statements.
(2)Other consists of items in the course of transmission and other deposits. See Note 24 to the Consolidated Financial Statements.
Maturity profile of wholesale funding (audited)
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.
For details of the maturities of financial liabilities and off-balance sheet commitments, see Note 39 to the Consolidated Financial Statements.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2023	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Santander UK Group Holdings plc(1)
Senior unsecured – public benchmark	—	1.6	—	—	—	1.6	2.5	6.8	0.5	11.4
–privately placed	—	—	—	—	—	—	—	0.1	—	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	0.5	—	—	0.5	0.8	1.5	0.9	3.7
	—	1.6	0.5	—	—	2.1	3.3	8.4	1.4	15.2
Santander UK plc
Deposits by banks	0.3	0.8	—	—	—	1.1	—	—	—	1.1
Certificates of deposit and commercial paper	1.0	3.3	—	—	—	4.3	—	—	—	4.3
Senior unsecured – public benchmark	—	0.6	0.2	—	—	0.8	0.4	—	0.3	1.5
–privately placed	—	—	—	0.1	—	0.1	0.1	0.2	0.3	0.7
Covered bonds	0.1	1.0	0.9	0.4	1.0	3.4	1.1	9.2	1.1	14.8
Securitisation & structured issuance(2)	—	—	—	—	0.1	0.1	—	2.1	—	2.2
TFSME	—	—	—	—	—	—	17.0	—	—	17.0
Subordinated liabilities	—	—	—	—	—	—	—	—	0.7	0.7
	1.4	5.7	1.1	0.5	1.1	9.8	18.6	11.5	2.4	42.3
Other group entities
Securitisation & structured issuance(3)	—	—	—	—	—	—	0.5	—	—	0.5

31 December 2023	1.4	7.3	1.6	0.5	1.1	11.9	22.4	19.9	3.8	58.0
Of which:
–Secured	0.1	1.0	0.9	0.4	1.1	3.5	18.6	11.3	1.1	34.5
–Unsecured	1.3	6.3	0.7	0.1	—	8.4	3.8	8.6	2.7	23.5

2022
Total at 31 December 2022	2.6	5.2	0.5	1.5	1.2	11.0	6.6	42.5	5.1	65.2
Of which:
–Secured	0.1	1.0	0.2	0.9	—	2.2	3.5	34.0	1.2	40.9
–Unsecured	2.5	4.2	0.3	0.6	1.2	8.8	3.1	8.5	3.9	24.3
(1)96% of senior unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of
England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.
2023 compared to 2022
Our overall funding strategy remains to develop and sustain a diversified funding base. We also need to fulfil regulatory requirements as well as support our credit ratings. We have stable and diversified wholesale funding programmes.
We repaid £8.0bn of TFSME in 2023 as planned, with £17.0bn outstanding.
At 31 December 2023, 79% (2022:83%) of wholesale funding had a maturity of greater than one year, with an overall residual duration of 35 months (2022: 37 months).
Currency composition of wholesale funds (audited)
This table shows our wholesale funding by major currency at 31 December 2023 and 31 December 2022.

	2023				2022
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Santander UK Group Holdings plc
Senior unsecured – public benchmark	24	59	16	1	18	58	24	—
–privately placed	—	—	—	100		—	—	100
Subordinated liabilities and equity (incl. AT1)	88	12	—	—	75	25	—	—
	40	47	13	—	28	51	20	1
Santander UK plc
Deposits by banks	1	97	2	—	29	71	—	—
Certificates of deposit and commercial paper	29	70	—	1	56	42	2	—
Senior unsecured – public benchmark	21	56	23	—	18	62	20	—
–privately placed	98	—	2	—	95	—	5	—
Covered bonds	54	5	39	2	43	12	45	—
Securitisation & structured issuance	100	—	—	—	100	—	—	—
TFSME	100	—	—	—	100	—	—	—
Subordinated liabilities	76	24	—	—	48	52	—	—
	71	14	15	—	74	12	14	—
Other group entities
Securitisation & structured issuance	1.00	—	—	—	—	—	—	—

Total	63	22	14	1	63	21	16	—
Term issuance (audited)
In 2023, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	2023	2022
	£bn	£bn	£bn	£bn	£bn	£bn
Santander UK Group Holdings plc
Senior unsecured – public benchmark	0.4	1.1	—	—	1.5	3.9
Subordinated debt and equity (inc. AT1)	1.1	—	—	—	1.1	0.8
	1.5	1.1	—	—	2.6	4.7
Santander UK plc
Securitisations and other secured funding	1.5	—	—	—	1.5	0.6
Covered bonds	1.5	—	—	0.3	1.8	4.0
Senior unsecured – privately placed	0.3	—	—	—	0.3	0.1
	3.3	—	—	0.3	3.6	4.7
Other group entities
Securitisations	0.5	—	—	—	0.5	—
Total gross issuances	5.3	1.1	—	0.3	6.7	9.4
In 2023 we issued c£5.6bn medium-term funding across a range of currencies, including c£1.5bn of MREL issuance and c£4.1bn of other secured issuance from
Santander UK plc. We also issued £1.1bn of Tier 2 securities which were bought by Banco Santander.
Loan to deposit ratio
This table shows our customer loans, customer deposits and loan to deposit ratio (LDR) at 31 December 2023 and 31 December 2022, and the adjustments to reconcile the data to the balance sheet.

	2023			2022
	Customer loans	Customer deposits	LDR(2)	Customer loans	Customer deposits	LDR(2)
	£bn	£bn	%	£bn	£bn	%
Total customer loans and deposits(1)	206.7	193.6	107%	219.7	196.5	112%
Adjust for fair value loans, impairment loss allowances, accrued interest and other	4.5	1.5		4.1	0.8
Statutory loans and advances to customers and deposits by customers	211.2	195.1	108%	223.8	197.3	113%
(1) The customer loans and customer deposits numbers agree to the customer balances in the Balance sheet review section of the Financial review.
(2) Customer loans (Loans and advances to customers) divided by Customer deposits (Deposits by customers) The LDR reduced as a result of active balance sheet management.
2023 compared to 2022
LDR reduced to 108% in 2023 with lower customer lending and deposits after pricing actions to optimise the customer balance sheet.
Encumbrance We encumber an asset if we pledge or transfer it as collateral against a liability. This means it is no longer available to secure funding, meet our collateral needs or be sold to reduce funding needs. Being able to pledge or transfer assets as collateral is a key part of a bank’s operations. The main ways we encumber assets are that we: enter into securitisation, covered bonds, and repurchase agreements to access medium and long-term funding; enter into short-term funding transactions
(including repurchase agreements and stock borrowing) as part of our liquidity management; pledge collateral as part of participating in payment and settlement systems; and post collateral as part of derivatives activity. We control levels of encumbrance by setting a minimum level of unencumbered assets after we factor in our funding plans, whether we can use our assets for our future collateral needs, the impact of a stress and our current encumbrance level.
Assets classified as readily available for encumbrance include cash and securities in our eligible liquidity pool. They also include other unencumbered assets that give us a source of contingent liquidity. We do not rely on these extra unencumbered assets in our LRA, but we might use them in a stress. We can create liquidity by using them as collateral for secured funding or through outright sale. This includes excess collateral already in a secured funding structure and collateral pre-
positioned at central banks that is available for use in secured funding. All other loans and advances are classified as not readily available for encumbrance, however, they may still be suitable for use in secured funding structures.
Encumbrance of customer loans and advances
We issued securitised products to a diverse investor base through our prime mortgage-backed and other asset-backed funding programmes. We raised funding with mortgage-backed notes, both issued to third parties and retained – the latter being central bank eligible collateral for funding purposes in other Bank of
England facilities. We also have a covered bond programme, under which we issue securities to investors secured by a pool of residential mortgages. For more on these programmes, see Notes 14 and 26 to the Consolidated Financial Statements.
On-balance sheet encumbered and unencumbered assets (audited)

	Encumbered with counterparties other than central banks				Assets positioned at central banks(3)
	Covered bonds	Securitis- ations	Other	Total
2023	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	1,480	1,480	847
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—
–Other financial assets at FVTPL	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers	21,880	5,208	55	27,143	58,489
–Loans and advances to banks	—	—	254	254	—
–Repurchase agreements – non trading	—	—	—	—	—
–Other financial assets at amortised cost	—	—	14	14	—
Financial assets at FVOCI	—	—	5,254	5,254	—
Interests in other entities	—	—	—	—	—
Intangible assets	—	—	—	—	—
Property, plant and equipment	—	—	—	—	—
Current tax assets	—	—	—	—	—
Retirement benefit assets	—	—	—	—	—
Other assets	—	—	—	—	—
Total assets	21,880	5,208	7,057	34,145	59,336

2022	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	1,330	1,330	911
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—
–Other financial assets at FVTPL	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers	21,304	2,851	46	24,201	68,535
–Loans and advances to banks	—	—	163	163	—
–Repurchase agreements – non trading	—	—	—	—	—
–Other financial assets at amortised cost	—	—	35	35	—
Financial assets at FVOCI	—	—	4,441	4,441	—
Interests in other entities	—	—	—	—	—
Intangible assets	—	—	—	—	—
Property, plant and equipment	—	—	—	—	—
Current tax assets	—	—	—	—	—
Retirement benefit assets	—	—	—	—	—
Other assets	—	—	—	—	—
Total assets	21,304	2,851	6,015	30,170	69,446
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.